Interim condensed consolidated statement of changes in equity - EUR (€) € in Thousands	Total	IPO	RSUs	Allego Holding shareholders	PIPE financing	Total	Total IPO	Total RSUs	Total Allego Holding shareholders	Total PIPE financing	Share capital	Share capital IPO	Share capital RSUs	Share capital Allego Holding shareholders	Share capital PIPE financing	Share premium	Share premium Allego Holding shareholders	Share premium PIPE financing	Reserves	Accumulated deficit	Accumulated deficit RSUs	Non-controlling interests
Beginning balance at Dec. 31, 2021	€ (76,651)					€ (76,651)					€ 1					€ 61,888			€ 4,195	€ (142,735)		€ 0
Changes in Stock Holders Equity [Roll Forward]
Loss for the period	(268,573)					(268,269)														(268,269)		(304)
Other comprehensive income/(loss)	(2,861)					(2,861)													(2,861)
Total comprehensive income/(loss) for the nine months	(271,434)					(271,130)													(2,861)	(268,269)		(304)
Other changes in reserves	0					0													(503)	503
Equity contribution (Allego Holding shareholders)				€ 101,931					€ 101,931					€ 28,311			€ 73,620
Equity contribution (Spartan shareholders)	87,597					87,597					1,789					85,808
Equity contribution (PIPE financing)					€ 132,690					€ 132,690					€ 1,800			€ 130,890
Equity contribution (Private warrants exercise)	13,854					13,854					160					13,694
Share-based payment expenses	81,184					81,184														81,184
Non-controlling interests on acquisition of subsidiary	1,259																					1,259
Ending balance at Sep. 30, 2022	70,430					69,475					32,061					365,900			831	(329,317)		955
Beginning balance at Dec. 31, 2022	27,758					27,013					32,061					365,900			(6,860)	(364,088)		745
Changes in Stock Holders Equity [Roll Forward]
Loss for the period	(82,064)					(81,829)														(81,829)		(235)
Other comprehensive income/(loss)	(1,782)					(1,782)													(1,782)
Total comprehensive income/(loss) for the nine months	(83,846)					(83,611)													(1,782)	(81,829)		(235)
Other changes in reserves	0					0													(1,433)	1,433
Share-based payment expenses	8,233	€ 1	€ 0			8,233	€ 1	€ 0				€ 1	€ 80							8,233	€ (80)
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants	(972)					(972)										(972)
Ending balance at Sep. 30, 2023	€ (48,826)					€ (49,336)					€ 32,142					€ 364,928			€ (10,075)	€ (436,331)		€ 510